Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)
Deferred revenue and customer advances
Deferred revenue		¥ 5,781	¥ 4,766
Customer advances		2,578	2,158
Total		8,359	6,924
Less: current portion	$ (1,277)	(7,914)	(6,496)
Non-current portion	$ 72	¥ 445	¥ 428